EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Provision for employee benefits	$ 11,121,724	$ 4,323,814	$ 5,618,209